Note 17 - Stock-based Compensation Plans (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Cost of revenues	319	220	160
Sales and marketing	896	706	436
Research and development	404	281	184
General and administrative	4,694	3,702	2,930
Effect on net income	6,313	4,909	3,710

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended	January 31, 2021	January 31, 2020	January 31, 2019
Expected dividend yield (%)	-	-	-
Expected volatility (%)	26.4	23.5	23.6
Risk-free rate (%)	0.7	1.4	2.0
Expected option life (years)	5	5	5

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2019	879,338	$21.41	4.7	$8.7
Granted	367,173	$38.06
Exercised	(94,970)	$15.62
Forfeited	(23,719)	$31.93
Balance at January 31, 2020	1,127,822	$26.82	4.6	$20.2
Granted	381,859	$41.51
Exercised	(338,342)	$18.43
Forfeited	(23,619)	$33.88
Balance at January 31, 2021	1,147,720	$33.77	4.9	$28.1

Vested or expected to vest at January 31, 2021	1,147,720	$33.77	4.9	$28.1

Exercisable at January 31, 2021	646,065	$29.52	4.3	$18.6

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$11.32	–	$22.34	$21.06	220,559	2.9	$21.01	203,459
$25.65	–	$27.23	$27.22	217,381	4.2	$27.23	186,707
$37.66	–	$39.30	$38.09	636,869	5.7	$37.96	255,899
$49.04	–	$55.04	$54.11	72,911	6.7	-	-
			$33.77	1,147,720	4.9	$29.52	646,065

Schedule of Nonvested Share Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2019	325,218	$6.18
Granted	367,173	$8.99
Vested	(259,269)	$6.96
Forfeited	(23,469)	$7.69
Balance at January 31, 2020	409,653	$8.03
Granted	381,859	$10.19
Vested	(266,238)	$8.19
Forfeited	(23,619)	$4.87
Balance at January 31, 2021	501,655	$9.52

Share-based Payment Arrangement, Performance Shares, Outstanding Activity [Table Text Block]
	Number of PSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2019	530,383	$18.02	5.5	$16.6
Granted	53,729	$53.65
Performance units issued	45,762	$23.24
Balance at January 31, 2020	629,874	$21.19	5.0	$28.2
Granted	85,334	$54.24
Performance units issued	40,665	$29.08
Balance at January 31, 2021	755,873	$25.17	4.7	$44.0

Vested or expected to vest at January 31, 2021	755,873	$25.17	4.7	$44.0

Exercisable at January 31, 2021	562,459	$17.21	3.5	$32.8

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Number of RSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2019	337,066	$14.42	5.6	$10.6
Granted	37,611	$38.04
Balance at January 31, 2020	374,677	$16.57	5.0	$16.8
Granted	57,518	$43.25
Balance at January 31, 2021	432,195	$19.98	4.7	$25.2

Vested or expected to vest at January 31, 2021	432,195	$19.98	4.7	$25.2

Exercisable at January 31, 2021	375,845	$16.50	4.1	$21.9

Schedule Of Cash Settled Restricted Share Unit Plan Activity [Table Text Block]
	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2019	45,063	1.6
Granted	30,086
Vested and settled in cash	(32,422)
Balance at January 31, 2020	42,727	1.6
Granted	26,629
Vested and settled in cash	(30,340)
Forfeited	(248)
Balance at January 31, 2021	38,628	1.5

Non-vested at January 31, 2021	38,628	1.5